Revenue and segment reporting (Tables)	12 Months Ended
Jun. 30, 2019
Revenue and segment reporting
Schedule of disaggregation of revenue from contracts with customers by major service lines

(a)Disaggregation of revenue from contracts with customers by major revenue stream is as follows:

	2017	2018	2019
	RMB	RMB	RMB
K-12 educational services	853,295	1,093,933	1,217,007
Educational training services	—	36,395	144,188
Study trip services	—	13,791	81,495
Education and management services	—	19,021	40,942
Others	—	6,208	15,393
	853,295	1,169,348	1,499,025

(b)Disaggregation of revenue from contracts with customers by timing of revenue recognition is as follows:

2019
RMB
Timing of revenue recognition
Revenue recognized over time	1,304,361
Revenue recognized point in time	194,664
1,499,025

Schedule of contract liabilities from contracts with customers

		July 1, 2018	June 30, 2019
	Note	RMB’000	RMB’000
Current liabilities
Contract liabilities	3(b)(ii)	209,720	398,951

Non-current liabilities
Contract liabilities	3(b)(ii)	—	2,579

Schedule of the revenue and operating results by segments

The revenue and operating results by segments were as follows:

For the year ended June 30, 2017

	K‑12
	educational
	and
	management
	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB
Revenues from external customers	853,295	—	—	853,295
Total segment revenues	853,295	—	—	853,295

Segment income	165,353	—	2,390	167,743
Interest income	5,980		729	6,709
Depreciation and amortization	111,147	—	—	111,147

*   Unallocated income is primarily related to government grants, corporate interest income and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2018

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,112,954	36,395	19,999	—	1,169,348
Inter-segment revenues	—	14,678	260	—	14,938
Total segment revenues	1,112,954	51,073	20,259	—	1,184,286

Segment income/ (loss)	276,587	28,820	1,157	(9,374)	297,190
Interest income	7,083	151	119	4,362	11,715
Depreciation and amortization	104,254	1	9,319	—	113,574

*    Unallocated income (expenses) are primarily related to corporate administrative costs, interest income and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2019

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,257,949	144,188	96,888	—	1,499,025
Inter-segment revenues	422	2,767	6,135	—	9,324
Total segment revenues	1,258,371	146,955	103,023	—	1,508,349

Segment income/ (loss)	320,639	91,720	18,773	(6,639)	424,493
Interest income	21,244	519	1,110	1,597	24,470
Depreciation and amortization	125,676	526	7,318	—	133,520

*Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.